Income and mining taxes (Schedule of reconciliation to statutory tax rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Statutory tax rate	27.00%	27.00%
Tax expense at statutory rate	$ (122,246)	$ 46,126
Effect of Deductions related to mining taxes	(1,493)	(5,976)
Adjusted income taxes	(123,739)	40,150
Mining tax (recovery) expense	(6,674)	19,214
Adjusted income tax expense after mining tax expense (recovery)	(130,413)	59,364
Permanent differences related to capital items	3,270	(2,903)
Permanent differences related to other income tax permanent differences	1,747	(454)
Impact of remeasurement on decommissioning liability	(16,265)	3,898
Temporary income tax differences not recognized	6,219	4,449
Non-deductible impairment on UCM receivable	7,041	0
Withholding tax on dividend	6,826	0
Impact related to differences in tax rates in foreign operations	20,338	9,594
Impact of changes in statutory tax rates	(259)	45
Foreign exchange on non-monetary items	(6,633)	11,408
Impact related to tax assessments and tax return amendments	(824)	20
Tax (recovery) expense	$ (108,953)	$ 85,421